NOTES PAYABLE	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Equity [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

On November 20, 2014 the Company issued a promissory note payable in the amount of $10,000. The note bears interest at 10% per annum and is due on demand. For the year ended January 31, 2015, this note was recorded in error as an advance from related party, when it should have been recorded as a note payable. This has been reclassified on the balance sheet as of January 31, 2016.

On June 24, 2015 the Company issued a promissory note payable in the amount of $12,500. The note bears interest at 10% per annum and is due on demand.

On December 10, 2015 the Company issued a promissory note payable in the amount of $15,000. The note bears interest at 10% per annum and is due on demand.

On December 23, 2016 the Company issued a promissory note payable in the amount of $25,000. The note bears interest at 10% per annum and is due on demand.

On February 6, 2017 the Company issued a promissory note payable in the amount of $55,000. The note bears interest at 10% per annum and is due on demand.

On April 19, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

On May 24, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

On July 5, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

NOTE 6 – NOTES PAYABLE (CONTINUED)

On September 18, 2017 the Company issued a promissory note payable in the amount of $15,000. The note bears interest at 10% per annum and is due on demand.

The balance as of April 30, 2018 and January 31, 2018 of notes payable $192,500 and $62,500, respectively.

On November 20, 2014 the Company issued a promissory note payable in the amount of $10,000. The note bears interest at 10% per annum and is due on demand. For the year ended January 31, 2015, this note was recorded in error as an advance from related party, when it should have been recorded as a note payable. This has been reclassified on the balance sheet as of January 31, 2016.

On June 24, 2015 the Company issued a promissory note payable in the amount of $12,500. The note bears interest at 10% per annum and is due on demand.

On December 10, 2015 the Company issued a promissory note payable in the amount of $15,000. The note bears interest at 10% per annum and is due on demand.

On December 23, 2016 the Company issued a promissory note payable in the amount of $25,000. The note bears interest at 10% per annum and is due on demand.

On February 6, 2017 the Company issued a promissory note payable in the amount of $55,000. The note bears interest at 10% per annum and is due on demand.

On April 19, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

On May 24, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

On July 5, 2017 the Company issued a promissory note payable in the amount of $20,000. The note bears interest at 10% per annum and is due on demand.

NOTE 6 – NOTES PAYABLE (CONTINUED)

On September 18, 2017 the Company issued a promissory note payable in the amount of $15,000. The note bears interest at 10% per annum and is due on demand.

The balance as of January 31, 2018 and January 31, 2017 of notes payable $192,500 and $62,500, respectively.